Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Disclosure of financial instruments at fair value through profit or loss

	December 31, 2021		December 31, 2020
	Level 1	Level 2	Level 1	Level 2
Financial instrument (current asset)	764	865	488	85
Financial instrument (non-current asset)	3,170	39,152	3,002	31,069
Financial instrument (current liability)	35	103	83	1,045
Financial instrument (non-current liability)	—	1,635	—	3,743

Fair Value of Company's Publicly Traded Debt

	2021		2020
Carrying value	Ps.	190,585	Ps.	188,665
Fair value		198,232		208,134

Disclosure of Outstanding Interest Rate Swap Agreements

On December 31, 2021, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2021	December 31, 2021
2022	Ps.	131	Ps. (1)	Ps.	—
2023		12,129	—		177
2024		2,367	(39)		—
2032		6,175	—		170

On December 31, 2020, the Company has the following outstanding interest rate swap agreements:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2020	December 31, 2020
2021	Ps.	449	Ps. (6)	Ps.	—
2022		458	(16)		—
2023		12,918	(492)		—
2024		2,294	(126)		—

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency

On December 31, 2021, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2021		December 31, 2021
2022	Ps.	6,384	Ps.	(104)	Ps.	78
2023		23		(2)		—
2024		2		—		—

On December 31, 2020, the Company had the following outstanding forward agreements to purchase foreign currency:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2020		December 31, 2020
2021	Ps.	9,042	Ps.	(1,040)	Ps.	4
2022		66		(41)		—
2023		23		(2)		—
2024		2		—		—

Disclosure of Outstanding Cross Currency Swap Agreements

On December 31, 2021, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2021		December 31, 2021
2022	Ps.	4,872	Ps.	—	Ps.	982
2023		24,403		—		12,379
2024		1,400		—		438
2025		10,667		(1,564)		154
2026		6,348		(1)		220
2027		7,204		—		366
2029		16,389		(21)		655
2030		3,911		(8)		404
2043		8,869		—		1,553

On December 31, 2020, the Company had the following outstanding cross–currency swap agreements:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2020	December 31, 2020
2021	Ps.	4,575	Ps. (5)	Ps.	169
2022		376	—		23
2023		24,103	—		10,808
2024		1,577	(9)		264
2025		10,750	(2,481)		—
2027		6,982	(464)		80
2029		1,519	—		122
2030		3,790	(107)		192
2043		8,869	—		2,706

Disclosure of Fair Value of Commodity Price Contracts

On December 31, 2021, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability	Fair Value Asset
Maturity Date	Amount		December 31, 2021	December 31, 2021
2022	Ps.	2,020	Ps. (7)	Ps.	502
2023		769	—		195

On December 31, 2020, Coca-Cola FEMSA had the following sugar price contracts:

	Notional		Fair Value Liability		Fair Value Asset
Maturity Date	Amount		December 31, 2020		December 31, 2020
2021	Ps.	1,260	Ps.	(18)	Ps.	275
2022		366		—		70

On December 31, 2021, Coca-Cola FEMSA had the following aluminum price contracts:

			Fair Value Asset
	Notional		December 31,
Maturity Date	Amount		2021
2022	Ps.	102	Ps.	62

On December 31, 2020, Coca-Cola FEMSA had the following aluminum price contracts:

			Fair Value Asset
	Notional		December 31,
Maturity Date	Amount		2020
2021	Ps.	695	Ps.	125
2022		99		17

On December 31, 2021, Coca-Cola FEMSA had the following PX+MEG (resine) contracts:

			Fair Value Liability		Fair Value Asset
	Notional		December 31,		December 31,
Maturity Date	Amount		2021		2021
2022	Ps.	470	Ps.	(28)	Ps.	5

On December 31, 2020, Coca-Cola FEMSA had the following PX+MEG (resine) contracts:

			Fair Value Liability
	Notional		December 31,
Maturity Date	Amount		2020
2021	Ps.	729	Ps.	(65)

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria

	Impact in Consolidated
	Income Statement	2021		2020		2019
Cross-currency swaps (1)	Interest expense	Ps.	—	Ps.	(109)	Ps.	199
Cross-currency swaps (1)	Foreign exchange		—		1,212		480
Interest rate swaps	Interest expense		—		(163)		515
Forward agreements to purchase foreign currency	Foreign exchange		41		(167)		(116)
Commodity price contracts	Cost of goods sold		1,245		(129)		(391)
Options to purchase foreign currency	Cost of goods sold		—		8		(63)
Forward agreements to purchase foreign currency	Cost of goods sold		(788)		839		(163)
Treasury locks	Interest expense		—		153		—
(1)	This amount corresponds to the settlement of cross-currency swaps portfolio in Brazil presented as part of the other financial activities.

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes

21.8 Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

	Impact in Consolidated
Derivative	Income Statement	2021		2020		2019
Embedded derivatives	Market value gain on financial statements	Ps.	—	Ps.	—	Ps.	4
Cross-currency swaps	Market value gain (loss) on financial statements		80		(212)		(293)

21.9 Net effect of expired contracts that did not meet the criteria for hedge accounting purposes

	Impact in Consolidated
Type of Derivatives	Income Statement	2021		2020		2019
Cross-currency swaps	Market value loss on financial instruments	Ps.	—	Ps.	(212)	Ps.	(293)
Embedded derivatives	Market value gain on financial instruments		—		—		4

Summary of Sensitivity Analysis of Interest Rate Risks Management

The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings, which it considers in its existing hedging strategy:

	Change in
Interest Rate Swap (1)	Bps.	Effect on Equity
2021
FEMSA (2)	(100 Bps.)	Ps.	(212)

2020
FEMSA (2)	(100 Bps.)	Ps.	(354)

2019
FEMSA (2)	(100 Bps.)	Ps.	(432)
Coca-Cola FEMSA	(100 Bps.)		(37)
(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

Interest Effect of Unhedged Portion Bank Loans	2021		2020		2019
Change in interest rate		+100 Bps.		+100 Bps.		+100 Bps.
Effect on profit loss	Ps.	(627)	Ps.	(110)	Ps.	(50)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities

											2027 and
	2022		2023		2024		2025		2026		thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	4,439	Ps.	17,183	Ps.	2,918	Ps.	4,551	Ps.	5,271	Ps.	233,001
Loans from Banks		3,428		1,941		2,732		79		28		—
Other		55		44		32		25		1		—
Derivative financial liabilities		993		1,233		404		1,672		147		(11,787)

Summary of Financial Instruments to Hedge Exposure to Foreign Exchange Rates and Interest Rates

As of December 31, 2021, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months	6‑12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	1,996	1,068	25
Average exchange rate MXN/USD	20.90	21.43	24.33
Net exposure	1,171	593	—
Average exchange rate BRL/USD	5.44	5.97	—
Net exposure	497	191	—
Average exchange rate COP/USD	3,858	3,952	—
Net exposure	280	—	—
Average exchange rate ARS/USD	122.56	—	—
Net exposure	165	48	—
Average exchange rate URY/USD	45.51	46.30	—
Net exposure	211	120	—
Average exchange rate CRC/USD	646.33	650.71	—
Foreign exchange currency swap contracts
Net exposure	—	—	44,507
Average exchange rate MXN/USD	—	—	16.41
Net exposure	—	—	15,026
Average exchange rate BRL/USD	—	—	4.47
Net exposure	—	—	885
Average exchange rate BRL/MXN	—	—	0.22
Net exposure	1,038	321	2,384
Average exchange rate COP/USD	3,207.80	3,240.00	3,431.99
Net exposure	—	3,514	1,311
Average exchange rate CLP/USD	—	696.02	677.00
Net exposure	—	—	15,078
Average exchange rate EUR/USD	—	—	0.86
Interest rate risk
Interest rate swaps
Net exposure	—	—	6,175
Interest rate average BRL	—	—	0.09%
Net exposure	—	—	11,403
Interest rate average MXN	—	—	7.17%
Net exposure	—	131	726
Interest rate average CLP	—	6.55%	5.79%
Net exposure	—	—	2,367
Interest rate average USD	—	—	3.57%
Commodities risk
Aluminum	67	35	—
Average price (USD/Ton)	1,722	1,777	—
Sugar	1,366	653	769
Average price (USD cent/Lb)	15.22	14.76	14.74
PX+MEG	337	134	—
Average price (USD /Ton)	934	866	—

As of December 31, 2020, the Company’s financial instruments used to hedge its exposure to foreign exchange rates and interest rates are as follows:

	Maturity
	1‑6 months		6‑12 months		More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure	Ps.	2,887	Ps.	1,892	Ps.	2
Average exchange rate MXN/USD		23.26		23.46		20.01
Net exposure		910		601		43
Average exchange rate BRL/USD		5.33		5.20		4.53
Net exposure		511		212		—
Average exchange rate COP/USD		3,750		3,740		—
Net exposure		96		-		—
Average exchange rate ARS/USD		92.97		-		—
Net exposure		225		58		—
Average exchange rate URY/USD		45.92		45.69		—
Foreign exchange currency swap contracts
Net exposure		—		—		44,107
Average exchange rate MXN/USD		—		—		14.70
Net exposure		58		—		9,652
Average exchange rate BRL/USD		5.15		—		4.00
Net exposure		—		71		981
Average exchange rate BRL/MXN		—		0.26		0.26
Net exposure		404		709		1,688
Average exchange rate COP/USD		3,454		2,992		3,296
Net exposure		—		3,333		1,519
Average exchange rate CLP/USD		—		696.02		677.00
Interest rate risk
Interest rate swaps
Net exposure		—		—		11,403
Interest rate average MXN		—		—		7.17%
Net exposure		—		—		4,716
Interest rate average CLP		—		—		4.95%
Commodities risk
Aluminum		325		370		99
Average price (USD/Ton)		1,654		1,720		1,740
Sugar		869		391		365
Average price (USD cent/Lb)		12.13		11.87		12.17
PX+MEG		364		364		—
Average price (USD /Ton)		730		730		—

Reconciliation Per Category of Equity Components and Analysis of OCI Components, Net of Tax Generated by Cash Flow Hedges

	Hedging
	reserve
Balances at beginning of the period	Ps.	1,580
Cash flows hedges
Fair value changes:
Foreign exchange currency risk – Purchase of stock		77
Foreign exchange currency risk – Other stock		3,511
Interest rate risk		584
Commodity price contracts – Purchase of stock		1,244
The amounts reclassified to profit and loss:
Foreign exchange currency risk – Other stock		(1,526)
Interest rate risk		(1)
The amounts included in non-financial costs:
Foreign exchange currency risk – Purchase of stock		785
Commodity price contracts – Purchase of stock		(1,141)
Taxes due to changes in reserves during the period		(992)
Balances at the end of the period	Ps.	4,121

Schedule of Reconciliation of Each Component of Equity and Analysis of Other Comprehensive Income

	Foreign
	exchange		Foreign		Cross-currency		Interest		Treasury		Commodity		Total holders		Non-controlling
	forward contracts		currency option		swaps		rate swaps		Lock contracts		price contracts		of the parent		interest		Total
As at January 1, 2020	Ps.	(156)	Ps.	—	Ps.	679	Ps.	(32)	Ps.	34	Ps.	11	Ps.	534	Ps.	(608)	Ps.	(74)
Financial instruments – purchases		(445)		1		(2,069)		—		—		166		(2,347)		(117)		(2,465)
Change in fair value of financial instruments recognized in OCI		(223)		—		5,247		(639)		—		4		4,389		1,819		6,208
Amount reclassified from OCI to profit or loss		117		(1)		1,540		46		(48)		(17)		1,637		1,142		2,779
Foreign currency revaluation of the net foreign operations		—		—		(1,694)		—		—		—		(1,694)		(2,424)		(4,118)
Effects of changes in foreign exchange rates		3		—		43		7		—		(4)		50		71		121
Tax effect		164		—		(1,016)		176		15		(51)		(713)		(158)		(871)
As at December 31, 2020	Ps.	(541)	Ps.	—	Ps.	2,729	Ps.	(442)	Ps.	—	Ps.	109	Ps.	1,854	Ps.	(274)	Ps.	1,580
Financial instruments – purchases		33		—		1,040		—		—		202		1,274		541		1,816
Change in fair value of financial instruments recognized in OCI		(13)		—		2,036		584		—		390		2,998		2,088		5,086
Amount reclassified from OCI to profit or loss		568		—		(1,587)		(0)		—		(539)		(1,558)		(325)		(1,883)
Foreign currency revaluation of the net foreign operations		—		—		(654)		—		—		—		(654)		(836)		(1,490)
Effects of changes in foreign exchange rates		3		—		4		—		—		(4)		3		2		5
Tax effect		(175)		—		(165)		(175)		—		(16)		(531)		(460)		(992)
As at December 31, 2021	Ps.	(124)	Ps.	—	Ps.	3,403	Ps.	(34)	Ps.	—	Ps.	141	Ps.	3,385	Ps.	736	Ps.	4,121

Market risk [member]
Statement [Line Items]
Disclosure of Sensitivity Analysis of Market Risks Management

The following disclosures provide a sensitivity analysis of the market risks management considered to be reasonably possible at the end of the reporting period based on a stress test of the exchange rates according to an annualized volatility estimated with historic prices obtained for the underlying asset over a period, in the cases of derivative financial instruments related to foreign currency risk, which the Company is exposed to as it relates to in its existing hedging strategy:

	Change in
Foreign Currency Risk	Exchange Rate	Effect on Equity
2021
FEMSA (1)	+11% MXN/USD	Ps.	4
	‑11% MXN/USD		(4)
	+16% BRL/USD		37
	‑16% BRL/USD		(37)
Coca-Cola FEMSA	+11% MXN/USD		298
	‑11% MXN/USD		(298)
	+16% BRL/USD		284
	‑16% BRL/USD		(284)
	+4% UYU/USD		7
	‑4% UYU/USD		(7)
	+11% COP/USD		81
	‑11% COP/USD		(81)
	+1% ARS/USD		3
	‑1% ARS/USD		(3)
	+3% CRC/USD		10
	‑3% CRC/USD		(10)

2020
FEMSA (1)	+19% MXN/USD	Ps.	327
	‑19% MXN/USD		(327)
	+21% BRL/USD		240
	‑21% BRL/USD		(240)
Coca-Cola FEMSA	+19% MXN/USD		884
	‑19% MXN/USD		(884)
	+21% BRL/USD		357
	‑21% BRL/USD		(357)
	+9% UYU/USD		21
	‑9% UYU/USD		(21)
	+16% COP/USD		142
	‑16% COP/USD		(142)
	+2% ARS/USD		2
	‑2% ARS/USD		(2)

2019
FEMSA (1)	+9% MXN/EUR	Ps.	57
	‑9% MXN/EUR		(57)
Coca-Cola FEMSA	+13% BRL/USD		202
	‑13% BRL/USD		(202)
	+9% MXN/USD		739
	‑9% MXN/USD		(739)
	+13% BRL/USD		155
	‑13% BRL/USD		(155)
	+5% UYU/USD		23
	‑5% UYU/USD		(23)
	+10% COP/USD		54
	‑10% COP/USD		(54)
	+25% ARS/USD		88
	‑25% ARS/USD		(88)
(1)	Does not include Coca-Cola FEMSA.

	Change in
Cross Currency Swaps (1) (2)	Exchange Rate	Effect on Equity		Effect on Profit or Loss
2021
FEMSA (3)	+13% CLP/USD	Ps.	—	Ps.	552
	‑13% CLP/USD		—		(552)
	+11% MXN/USD		—		3,404
	‑11% MXN/USD		—		(3,404)
	+11% COP/USD		—		235
	‑11% COP/USD		—		(235)
	+15% MXN/BRL		—		123
	‑15% MXN/BRL		—		(123)
	+6% EUR/USD		—		1,049
	‑6% EUR/USD		—		(1,049)
Coca-Cola FEMSA	+11% MXN/USD		1,645		—
	‑11% MXN/USD		(1,645)		—
	+16% BRL/USD		2,300		—
	‑16% BRL/USD		(2,300)		—

2020
FEMSA (3)	+13% CLP/USD	Ps.	—	Ps.	717
	‑13% CLP/USD		—		(717)
	+19% MXN/USD		—		6,381
	‑19% MXN/USD		—		(6,381)
	+16% COP/USD		—		426
	‑16% COP/USD		—		(426)
	+19% MXN/BRL		—		238
	‑19% MXN/BRL		—		(238)
Coca-Cola FEMSA	+19% MXN/USD		5,507		—
	‑19% MXN/USD		(5,507)		—
	+21% BRL/USD		2,161		—
	‑21% BRL/USD		(2,161)		—

2019
FEMSA (3)	+11% CLP/USD	Ps.	—	Ps.	546
	‑11% CLP/USD		—		(546)
	+9% MXN/USD		—		1,805
	‑9% MXN/USD		—		(1,805)
	+10% COP/USD		—		286
	‑10% COP/USD		—		(286)
	+13% MXN/BRL		—		177
	‑13% MXN/BRL		—		(177)
Coca-Cola FEMSA	+9% MXN/USD		2,315		—
	‑9% MXN/USD		(2,315)		—
	+13% BRL/USD		645		—
	‑13% BRL/USD		(645)		—
(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Includes the sensitivity analysis effects of all derivative financial instruments related to foreign exchange risk.
(3)	Does not include Coca-Cola FEMSA.

	Change in
Net Cash in Foreign Currency (1)	Exchange Rate	Effect on Profit or Loss
2021
FEMSA (2)	+10% EUR/ +11% USD	Ps.	4,931
	‑10% EUR/ -11% USD		(4,931)
Coca-Cola FEMSA	+11% USD		3,200
	‑11% USD		(3,200)

2020
FEMSA (2)	+18% EUR/ +19 % USD	Ps.	8,827
	‑18% EUR/ -19 % USD		(8,827)
Coca-Cola FEMSA	+18% USD		5,755
	‑18% USD		(5,755)

2019
FEMSA (2)	+9% EUR/ +9 % USD	Ps.	3,833
	‑9% EUR/ -9 % USD		(3,833)
Coca-Cola FEMSA	+8% USD		940
	‑8% USD		(940)
(1)	The sensitivity analysis effects include all subsidiaries of the Company.
(2)	Does not include Coca-Cola FEMSA.

	Change in
Commodity Price Contracts (1)	U.S.$ Rate	Effect on Equity
2021
Coca-Cola FEMSA	Sugar -28%	Ps.	(714)
	Aluminum -24%	Ps.	(39)

2020
Coca-Cola FEMSA	Sugar - 32%	Ps.	(515)
	Aluminum - 16%	Ps.	(289)

2019
Coca-Cola FEMSA	Sugar - 24%	Ps.	(255)
	Aluminum - 15%	Ps.	(1,164)
(1)	Effects on commodity price contracts are only in Coca-Cola FEMSA.